Note 2	6 Months Ended
Apr. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
2.  For the three and six months ended April 30, 2012, the Company’s total stock-based compensation expense was $1.7 million ($1.3 million net of tax) and $2.9 million, respectively, and $1.7 million and $3.6 million for the three and six months ended April 30, 2011, respectively.  Included in this total stock-based compensation expense was the vesting of stock options of $1.6 million ($1.2 million net of tax) and $2.6 million for the three and six months ended April 30, 2012, respectively, and $1.3 million and $2.6 million for the three and six months ended April 30, 2011, respectively.